Property, Plant and Equipment: (Details Text)	Sep. 30, 2016 USD ($)
Property Plant And Equipment Details Text [Abstract]
LMS acquisition	$ 350,000
Precious metals royalty	3.00%
Base metal royalty	1.00%
Company option to buy back one percent	$ 4,000,000